Cover	12 Months Ended
Dec. 31, 2025 ¥ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38649
Entity Registrant Name	Viomi Technology Co., Ltd
Entity Central Index Key	0001742770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Contact Personnel Email Address	chenxp@viomi.com
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1171
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Viomi Technology Co., Ltd and its subsidiaries (the Company) as of December 31, 2024 and 2025, and the related consolidated statements of comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	201,965,189
American Depositary Shares Each Representing Three Class A Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares
Trading Symbol	VIOT
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value Us 0.00001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Common Class A [Member] | Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	99,200,641
Entity Listing, Par Value Per Share | ¥ / shares	¥ 0.00001
Common Class B [Member] | Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	102,764,548
Entity Listing, Par Value Per Share | ¥ / shares	¥ 0.00001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Country Region	+86
City Area Code	20
Local Phone Number	8930 9496
Contact Personnel Name	Xiaoping Chen